5. Commitments and Contingencies	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 4 – Commitments and Contingencies

The company leases its office in Tel Aviv. In November, 2020, the Company extended its lease agreement by 12 months until January of 2022. The monthly lease is approximately $3,600.

The company leases its lab facilities in Rehovot. The monthly lease is approximately $5,700.

Effective June 1, 2018, the Company entered into a 36-month car lease for one of its executive officers.

As security for its obligation under a property lease agreement, car lease and credit cards, the Company’s subsidiary provided a bank guarantee in the amount of $50,000.

Note 5 – Commitments and Contingencies

As security for its obligation under a property lease agreement, cars lease and credit cards of the Company’s subsidiary provided a bank guarantee in the amount of $45,000.